SHARE CAPITAL - Disclosure of changes in Company's reserve for share-based payments related to the deferred share units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 6,399,479	$ 5,109,676	$ 3,415,790
Share-based payments	1,742,511	1,863,085	1,693,886
Balance at the end of year	7,639,768	6,399,479	5,109,676
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	400,117	307,223	0
Share-based payments	438,752	92,894	307,223
Balance at the end of year	$ 838,869	$ 400,117	$ 307,223